CRYPTOCURRENCY ASSETS - Schedule of units, cost basis, and fair value of cryptocurrency assets (Details) $ in Thousands	Jun. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($)
CRYPTOCURRENCY ASSETS
Cost Basis	$ 3,670
Fair Value	$ 3,605	$ 9,581
Ethereum
CRYPTOCURRENCY ASSETS
Units | item	808
Cost Basis	$ 2,260
Fair Value	$ 2,021
Dogecoin
CRYPTOCURRENCY ASSETS
Units | item	1,832,508
Cost Basis	$ 340
Fair Value	$ 311
Bitcoin
CRYPTOCURRENCY ASSETS
Units | item	8
Cost Basis	$ 780
Fair Value	$ 983
USDT
CRYPTOCURRENCY ASSETS
Units | item	272,715
Cost Basis	$ 273
Fair Value	273
Other cryptocurrency assets
CRYPTOCURRENCY ASSETS
Cost Basis	17
Fair Value	$ 17